ACCUMULATED OTHER COMPREHENSIVE LOSS (Schedule of Changes in Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (742)	$ (1,385)	$ (1,827)
Other comprehensive income (loss) before reclassifications	281	668	559
Amounts reclassified from accumulated other comprehensive income	41	(25)	(117)
Other comprehensive income	322	643	442
Balance	(420)	(742)	(1,385)
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	78	(11)	(2)
Other comprehensive income (loss) before reclassifications	52	119	(6)
Amounts reclassified from accumulated other comprehensive income		(30)	(3)
Other comprehensive income	52	89	(9)
Balance	130	78	(11)
Held-to-maturity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(820)	(1,374)	(1,825)
Other comprehensive income (loss) before reclassifications	229	549	565
Amounts reclassified from accumulated other comprehensive income	41	5	(114)
Other comprehensive income	270	554	451
Balance	$ (550)	$ (820)	$ (1,374)